COMMITMENTS AND CONTINGENCIES - Contractual Obligations (Details) ¥ in Thousands	Sep. 30, 2025 CNY (¥)
Other Commitments [Line Items]
Total	¥ 11,234
Less than 1 year	11,234
Short-term bank loans
Other Commitments [Line Items]
Total	7,950
Less than 1 year	7,950
Construction in progress
Other Commitments [Line Items]
Total	3,284
Less than 1 year	¥ 3,284